Other intangible assets (Details 1) - CHF (SFr) SFr in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Other intangible assets
Other intangible assets (mortgage servicing rights), at fair value	SFr 189	SFr 181	SFr 180
Total other intangible assets, net	245	SFr 239	237
Bank
Other intangible assets
Other intangible assets (mortgage servicing rights), at fair value	189		180
Total other intangible assets, net	SFr 245		SFr 237